INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

4. INTANGIBLE ASSETS

Under the Penn license agreements, the Company is billed actual patent expenses as they are passed through from Penn and are billed directly from the Company’s patent attorney. The following is a summary of intangible assets as of the end of the following fiscal periods:

	July 31, 2013 (Unaudited)	October 31, 2012
License	$651,992	$651,992
Patents	2,626,365	2,422,409
Total intangibles	3,278,357	3,074,401
Accumulated amortization	(778,566)	(660,646)
Intangible Assets	$2,499,791	$2,413,755
The expirations of the existing patents range from 2014 to 2023 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. No patent applications with future value were abandoned or expired and charged to expense in the three and nine months ended July 31, 2013 or 2012. Amortization expense for licensed technology and capitalized patent cost is included in general and administrative expenses and aggregated $40,109, $117,920 and $37,435, $109,858 for the three and nine months ended July 31, 2013 and 2012 and $860,562 for the period from March 1, 2002 (inception) to July 31, 2013, respectively.
Estimated amortization expense for the next five years is as follows:

Year ended October 31,
2013, remainder	$35,000
2014	140,000
2015	140,000
2016	140,000
2017	140,000

5. INTANGIBLE ASSETS

Under the Penn license agreements we are billed actual patent expenses as they are passed through from Penn and or billed directly from our patent attorney. The following is a summary of intangible assets as of the end of the following fiscal periods:

	October 31, 2012	October 31, 2011
License	$651,992	$651,992
Patents	2,422,409	2,117,505
Total intangibles	3,074,401	2,769,497
Accumulated Amortization	(660,646)	(512,645)
Intangible Assets	$2,413,755	$2,256,852

The expirations of the existing patents range from 2014 to 2023 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. During the fiscal year ended October 31, 2011, the Company wrote off approximately $33,000 in capitalized patent costs related to four patent applications that had expired or were abandoned. No patent applications with future value were abandoned or expired and charged to expense in the current year. Amortization expense for licensed technology and capitalized patent cost is included in general and administrative expenses and aggregated $148,002, $132,288 and $742,642 for the years ended October 31, 2012 and 2011 and for the period from March 1, 2002 (inception) to October 31, 2012, respectively.
Estimated amortization expense for the next five years is as follows:

Year ended October 31,
2013	140,000
2014	140,000
2015	140,000
2016	140,000
2017	140,000